INCOME TAX - (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Major components of tax expense (income) [abstract]
Income tax expense	$ 524	$ 149
Deferred tax benefit resulting from higher projected future taxable income due to lending activities to subsidiaries		387
Deferred tax expense resulting from tax rate reduction		$ 340